Accounts payable and accrued expenses - Summary of the components of accounts payable and accrued expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued expenses [Line Items]
Accounts payable	$ 15,353
OHB Pediatrics Ltd [Member]
Accounts payable and accrued expenses [Line Items]
Accounts payable	2,501,000	$ 168,000	$ 117,000
Accrued clinical	2,977,000	553,000
Accrued consulting		553,000	0
Accrued bonus	175,000	422,000	0
Accrued legal	887,000	364,000	113,000
Accrued other	490,000	21,000	0
Total accounts payable and accrued expenses	$ 7,030,000	$ 1,528,000	$ 230,000